Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2023
Commitments, Contingencies and Guarantees
Schedule of commitments

Future payments under the company’s commitments, including service arrangements for pipeline transportation agreements and for other property and equipment, are as follows:

	Payment Due by Period

($ millions)	2024	2025	2026	2027	2028	Thereafter	Total
Commitments
Product transportation and storage	1 652	1 625	1 438	1 420	1 400	12 559	20 094
Energy services	112	111	130	71	30	48	502
Exploration work commitments	-	53	1	-	-	475	529
Other	435	181	120	70	30	170	1 006
	2 199	1 970	1 689	1 561	1 460	13 252	22 131